APPENDIX  I
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.     Name and address of issuer:           OFFITBANK Investment Fund, Inc.
                                             237 Park Avenue - 9th Floor
                                             New York,  New York  10017

2.     Name of each series or class of
       funds for which this notice is filed:
                                             OFFITBANK High Yield Fund
                                             OFFITBANK Emerging Markets Fund
                                             OFFITBANK New York Municipal Fund

3.     Investment Company Act File Number:                     811 - 8036

       Securities Act File Number:                             33 - 70116

4.     Last day of fiscal year for which this notice is filed: December 31, 1995

5.     Check box if this notice is being filed more
       than 180 days after the close of the issuer's
       fiscal year for purposes of reporting securities
       sold ofter the close of the fiscal year but
       before terminiation of the issuer's 24f-2
       declaration:                                            [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7.     Number and amount of securites of the same class
       or series which has been registered under the
       Securities Act of 1933 other than pursuant to
       Rule 24f-2 in a prior fiscal year, but which
       remained unsold at the beginning of the fiscal
       year:                                                        0

8.     Number and amount of securities registerd during
       the fiscal year other than pursuant to Rule
       24f-2:                                                       0

9. Number and aggregate sale price of securities sold during the fiscal year:

              OFFITBANK High Yield Fund               26,556,487    $256,321,969
              OFFITBANK Emerging Markets Fund          2,699,458      25,099,840
              OFFITBANK New York Municipal Fund        1,507,243      15,433,921
                                                      ----------    ------------
                                        Total         30,763,188    $296,855,730

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

              OFFITBANK High Yield Fund               26,556,487    $256,321,969
              OFFITBANK Emerging Markets Fund          2,699,458      25,099,840
              OFFITBANK New York Municipal Fund        1,507,243      15,433,921
                                                      ----------    ------------
                                        Total         30,763,188    $296,855,730

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

              OFFITBANK High Yield Fund               2,237,907      $21,843,278
              OFFITBANK Emerging Markets Fund           231,369        2,172,548
              OFFITBANK New York Municipal Fund          19,264          198,979
                                                      ---------      -----------
                                        Total         2,488,540      $24,214,805

12.    Calculation of registration fees:

           (i)  Aggregate sale price of securities sold
                during the fiscal year in reliance on
                24f-2 (from item 10):                         $       296,855,730

          (ii)  Aggregate price of shares issued in
                connection with dividend reinvestment
                plans (from item 11, if applicable):          +        24,214,805

         (iii)  Aggregate price of shares redeemed or
                repurchased during the fiscal year:           -

                      OFFITBANK High Yield Fund          $43,708,022
                      OFFITBANK Emerging Markets Fund     10,439,165
                      OFFITBANK New York Municipal Fund    3,422,663
                                                         -----------
                                                Total    $57,569,850   57,569,850

         (iv)   Aggregate price of shares redeemed or
                repurchased and previously applied as a
                reduction to filing fees pursuant to
                Rule 24e-2 (if applicable):                   +                 0
                                                                      -----------

         (v)    Net aggregate price of securities sold
                and issued during fiscal year in
                reliance on Rule 24f-2 [line (i) plus
                line (ii), less line (iii) plus line
                (iv)] (if applicable):                                263,500,685


         (vi)   Multiplier prescribed by Section 6(b)
                of the Securities Act of 1933 or other
                applicable law or regulation (see
                instruction c.6):                             x        0.00034483
                                                                      -----------

         (vii)  Fee due [line (i) or line (v)
                multiplied by line (vi)]                      =         90,862.94
                                                                      ===========

13.    Check box if fees are being remitted to the
       Commission's lockbox depository as described in
       section 3A of the Commission's Rules of Informal
       and Other Procedures (17CFR 202.3A).                            [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository


This report has been signed below by the following persons on behalf of the issuer and in the capacities and the date indicated.

By (Signature and Title) /s/ Gordon M. Forrester
                         -----------------------------------------------------

                         Gordon M. Forrester          Assistant Treasurer
                         -----------------------------------------------------

       Date:    February 26, 1996
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